Document And Entity Information	Sep. 10, 2021
Document Information [Line Items]
Entity, Registrant Name	Friedman Industries, Incorporated
Document, Type	8-K
Document, Period End Date	Sep. 10, 2021
Entity, Incorporation, State or Country Code	TX
Entity, File Number	1-07521
Entity, Tax Identification Number	74-1504405
Entity, Address, Address Line One	1121 Judson Rd.
Entity, Address, Address Line Two	Suite 124
Entity, Address, City or Town	Longview
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	75601
City Area Code	903
Local Phone Number	758-3431
Title of 12(b) Security	Common Stock
Trading Symbol	FRD
Security Exchange Name	NYSEAMER
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000039092